Financial Risk Management - Change in derivative balances (Details) $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Derivatives | Notes Embedded Exchange Derivative | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative Liability, Balance as of June 30, 2017	$ 0
Derivative Liability, Additions	(177,907)
Changes in unrealized gains (losses)	(24,646)
Derivative Liability, Balance as of June 30, 2018	(202,553)
Derivatives | Capped Call Transactions | Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Derivative Asset, Balance as of June 30, 2017	99,932
Derivative Asset, Additions	87,700
Changes in unrealized gains (losses)	12,232
Derivative Asset, Balance as of June 30, 2018	$ 0